Segment Reporting Total Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting
Total assets	$ 12,276.3	$ 13,980.1
Canada
Segment Reporting
Total assets	4,560.6	5,537.2
U.S.
Segment Reporting
Total assets	2,441.0	2,388.6
Europe [Member]
Segment Reporting
Total assets	4,807.5	5,773.3
MCI
Segment Reporting
Total assets	133.7	75.2
Corporate
Segment Reporting
Total assets	$ 333.5	$ 205.8